COMMITMENTS - Forward Purchase Agreement (Details)	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Commitments And Contingencies [Line Items]
Warrants to be purchased pursuant to agreements	3,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50
Warrants
Commitments And Contingencies [Line Items]
Proceeds from Issuance or Sale of Equity | $	$ 100,000,000
Class A ordinary shares
Commitments And Contingencies [Line Items]
Shares To Be Purchased Pursuant To Agreements	10,000,000